LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Sep. 30, 2017	Apr. 30, 2012 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LONG TERM INVESTMENT, NET
Impairment of equity method investments								¥ 3,495
Distribution received								15,232	$ 2,208		¥ 17,723
Increase (Decrease) in Cost of Investments in Equity Method Investments								213,900		¥ 5,000
Equity method investment loss								1,925	279	(38,666)	10,869
Equity method investment								223,457		79,506		$ 32,398
Estimated recoverable amount of investments derecognized recorded in other current assets								56,642				$ 8,212
Equity Investments Without Readily Determinable Fair Value
LONG TERM INVESTMENT, NET
Impairment of equity investments without readily determinable fair values								0		0	13,030
Dividend income of non-marketable investments								391	57	659	607
Gain from disposal of non-marketable investments								0		¥ 0	¥ 257
Yizhuang Venture Investment Fund
LONG TERM INVESTMENT, NET
Equity interest, percentage										27.694%	27.694%
Distribution received								15,232	$ 2,208	¥ 0
Capital injected							¥ 101,000
WiFire Group Inc. ("WiFire Group") [Member]
LONG TERM INVESTMENT, NET
Equity interest, percentage						33.33%
Percentage of ownership disposed						66.67%
Equity method investment								0
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Equity interest, percentage				59.00%
Capital injected				¥ 3,930
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage					60.00%
Capital injected					¥ 6,000
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Equity interest, percentage					40.00%
Capital injected					¥ 4,000
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
LONG TERM INVESTMENT, NET
Equity interest, percentage			30.00%
Capital injected			¥ 5,000
Equity method investment loss								1,505
Equity method investment								0
Changzhou Gaoxin Internet Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Equity interest, percentage	35.00%
Capital injected	¥ 210,000
Increase (Decrease) in Cost of Investments in Equity Method Investments								210,000
Dexin Tonglian (Beijing) Culture Technology Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Equity interest, percentage		30.00%
Capital injected		¥ 3,000
Increase (Decrease) in Cost of Investments in Equity Method Investments								¥ 3,000